Financial Instruments and Related Disclosures - Summary of Fair Value of Financial Instruments (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	£ 12,402	£ 10,906
Financial liabilities at fair value	(48,424)	(43,660)
Financial assets at fair value through other comprehensive income, category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	1,250
Financial assets at fair value through other comprehensive income, category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	1,687
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	716
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	72
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	120
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Derivatives designated and effective as hedging instruments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	69
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Held for trading derivatives that are not in a designated and effective hedging relationship [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	188
Financial Assets Available-for-sale, Category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value		918
Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | Contingent Consideration Liabilities [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value		(6,172)
At Fair Value [Member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	6,123	1,578
Financial liabilities at fair value	(6,414)	(6,246)
At Fair Value [Member] | Financial assets at fair value through other comprehensive income, category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	1,250
At Fair Value [Member] | Financial assets at fair value through other comprehensive income, category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	1,687
At Fair Value [Member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	72
At Fair Value [Member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	120
At Fair Value [Member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Other Noncurrent Assets [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	716
At Fair Value [Member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Derivatives designated and effective as hedging instruments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	69
At Fair Value [Member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Held for trading derivatives that are not in a designated and effective hedging relationship [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	188
At Fair Value [Member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Cash and cash equivalents [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	2,021
At Fair Value [Member] | Financial Assets Available-for-sale, Category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value		918
At Fair Value [Member] | Financial Assets Available-for-sale, Category [member] | Other Noncurrent Assets [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value		38
At Fair Value [Member] | Financial Assets Available-for-sale, Category [member] | Liquid Investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value		78
At Fair Value [Member] | Financial Assets at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value		42
At Fair Value [Member] | Financial Assets at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | Other Noncurrent Assets [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value		426
At Fair Value [Member] | Financial Assets at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | Derivatives Financial Assets Designated At Fair Value Through Profit Or Loss [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value		5
At Fair Value [Member] | Financial Assets at Fair Value Through Profit or Loss, Classified as Held for Trading, Category [member] | Derivatives assets held for trading [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value		71
At Fair Value [Member] | Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | Contingent Consideration Liabilities [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(6,286)	(6,172)
At Fair Value [Member] | Financial Liabilities at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | Derivatives designated and effective as hedging instruments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(105)	(26)
At Fair Value [Member] | Financial Liabilities at Fair Value Through Profit or Loss That Meet Definition of Held for Trading, Category [member] | Held for trading derivatives that are not in a designated and effective hedging relationship [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(23)	(48)
At Fair Value [Member] | Level 1 of fair value hierarchy [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	2,677	612
Financial liabilities at fair value	0
At Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income, category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	656
At Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income, category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0
At Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0
At Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0
At Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Other Noncurrent Assets [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0
At Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Derivatives designated and effective as hedging instruments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0
At Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Held for trading derivatives that are not in a designated and effective hedging relationship [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0
At Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Cash and cash equivalents [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	2,021
At Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial Assets Available-for-sale, Category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value		535
At Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial Assets Available-for-sale, Category [member] | Liquid Investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value		77
At Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | Contingent Consideration Liabilities [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	0
At Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial Liabilities at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | Derivatives designated and effective as hedging instruments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	0
At Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial Liabilities at Fair Value Through Profit or Loss That Meet Definition of Held for Trading, Category [member] | Held for trading derivatives that are not in a designated and effective hedging relationship [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	0
At Fair Value [Member] | Level 2 of fair value hierarchy [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	2,692	450
Financial liabilities at fair value	(128)	(73)
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income, category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income, category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	1,687
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	79
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Other Noncurrent Assets [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	675
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Derivatives designated and effective as hedging instruments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	69
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Held for trading derivatives that are not in a designated and effective hedging relationship [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	182
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Cash and cash equivalents [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Assets Available-for-sale, Category [member] | Liquid Investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value		1
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | Other Noncurrent Assets [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value		382
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | Derivatives Financial Assets Designated At Fair Value Through Profit Or Loss [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value		5
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Classified as Held for Trading, Category [member] | Derivatives assets held for trading [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value		62
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | Contingent Consideration Liabilities [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	0
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Liabilities at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | Derivatives designated and effective as hedging instruments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(105)	(26)
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Liabilities at Fair Value Through Profit or Loss That Meet Definition of Held for Trading, Category [member] | Held for trading derivatives that are not in a designated and effective hedging relationship [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(23)	(47)
At Fair Value [Member] | Level 3 [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	754	516
Financial liabilities at fair value	(6,286)	(6,173)
At Fair Value [Member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	594
At Fair Value [Member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0
At Fair Value [Member] | Level 3 [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	72
At Fair Value [Member] | Level 3 [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	41
At Fair Value [Member] | Level 3 [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Other Noncurrent Assets [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	41
At Fair Value [Member] | Level 3 [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Derivatives designated and effective as hedging instruments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0
At Fair Value [Member] | Level 3 [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Held for trading derivatives that are not in a designated and effective hedging relationship [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	6
At Fair Value [Member] | Level 3 [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Cash and cash equivalents [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0
At Fair Value [Member] | Level 3 [member] | Financial Assets Available-for-sale, Category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value		383
At Fair Value [Member] | Level 3 [member] | Financial Assets Available-for-sale, Category [member] | Other Noncurrent Assets [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value		38
At Fair Value [Member] | Level 3 [member] | Financial Assets at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value		42
At Fair Value [Member] | Level 3 [member] | Financial Assets at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | Other Noncurrent Assets [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value		44
At Fair Value [Member] | Level 3 [member] | Financial Assets at Fair Value Through Profit or Loss, Classified as Held for Trading, Category [member] | Derivatives assets held for trading [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value		9
At Fair Value [Member] | Level 3 [member] | Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | Contingent Consideration Liabilities [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(6,286)	(6,172)
At Fair Value [Member] | Level 3 [member] | Financial Liabilities at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | Derivatives designated and effective as hedging instruments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	0
At Fair Value [Member] | Level 3 [member] | Financial Liabilities at Fair Value Through Profit or Loss That Meet Definition of Held for Trading, Category [member] | Held for trading derivatives that are not in a designated and effective hedging relationship [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	£ 0	£ (1)